Other loss, net - Summary of Detailed information of Other Operating Income Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other income:
Taxes Recoveries	$ 4,595	$ 3,505	$ 934
Leases recoveries	4,085	11,960	3,634
Other	14,512	3,308
Total other income	23,192	18,773	4,568
Other expenses:
Labor and other contingencies (reversal)	(1,588)	6,149	1,040
Net loss from sale of property and equipment/obsolete material	3,551	5,196	4,508
Value added tax non-collectible	37,876	45,926	27,390
Joint Cooperation Agreement, net	10,000
Contingent Value Rights expense (1)		10,000	7,500
Other			597
Total other expenses	49,839	67,271	41,035
Other loss, net	$ 26,647	$ 48,498	$ 36,467